Vessels, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 7 – VESSELS, NET

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals/ Impairment	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329

The above balances as of December 31, 2022 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	667,959	(155,063)	512,896
Disposals/ Impairment	(130,683)	17,177	(113,506)
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2021	$—	$—	$—
Additions/ (Depreciation)	534,247	(8,878)	525,369
Disposals	—	—	—
Balance December 31, 2022	$534,247	$(8,878)	$525,369

Right-of-use asset under finance leases are calculated at an amount equal to the finance liability, increased with the allocated excess value, the initial direct costs and adjusted for the carrying amount of the straight-line effect of liability as well as the favorable and unfavorable lease terms derived from charter-in agreements.

During the years ended December 31, 2022 and 2021, the Company capitalized certain extraordinary fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and scrubber system installation, that amounted to $18,901 and $11,408, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the Consolidated Statements of Cash Flows (see Note 18 – Transactions with related parties and affiliates).

As of December 31, 2022, the Company’s capitalized expenses and deposits for the option to acquire vessels amounted to $16,745 that related to the acquisition of the Navios Armonia, the Navios Astra, the Navios Primavera and the Navios Azalea.

Acquisition of Vessels

2022

On December 14, 2022, Navios Partners took delivery of the Navios Alegria, a 2016-built Panamax vessel of 84,852 dwt, from an unrelated third party, for an acquisition cost of $27,493 (including $243 capitalized expenses).

On November 17, 2022, Navios Partners took delivery of the Navios Azalea, a 2022-built Capesize vessel of 182,064 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,753, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 21, 2022, Navios Partners took delivery of the Navios Armonia, a 2022-built Capesize vessel of 182,079 dwt, from an unrelated third party, by entering into a 15-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $44,254, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On September 13, 2022, Navios Partners took delivery of the Navios Astra, a 2022-built Capesize vessel of 182,393 dwt, from an unrelated third party, by entering into a ten-year bareboat charter-in agreement. The bareboat charter-in provides for purchase options with de-escalating purchase prices. Navios Partners declared its option to purchase the vessel at the end of the tenth year of the bareboat charter-in agreement, preserving the right to exercise the purchase option earlier during the option period. Navios Partners accounted for the vessel as finance lease for an acquisition cost of $55,804, including capitalized expenses, and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased by initial direct costs adjusted for the carrying amount of the straight-line effect of the liability.

On July 27, 2022, Navios Partners took delivery of the Navios Primavera, a 2022-built Panamax vessel of 82,003 dwt, from an unrelated third party, for an acquisition cost of $32,566 (including $986 capitalized expenses).

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, on July 29, 2022, the Company took delivery of ten vessels accounted for as finance leases for an acquisition cost of $389,436 and recorded a right-of-use asset at an amount equal to the finance lease liability (see Note 11 – Borrowings), increased with the allocated excess value and adjusted for the carrying amount of the straight-line effect of the liability as well as the favorable and unfavorable lease terms derived from charter-in agreements. On September 8, 2022, the Company took delivery of 20 vessels held and used, accounted for as owned, for an acquisition cost of $588,939 (see Note 2(j) – Summary of Significant Accounting Policies).

2021

Upon acquisition of the majority of outstanding stock of Navios Acquisition and the completion of the NMCI Merger, the fleets of Navios Acquisition and Navios Containers were included in Navios Partners’ owned fleet (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

On July 9, 2021, Navios Partners acquired the Navios Azimuth, a 2011-built Capesize vessel of 179,169 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $30,003 (including $3 capitalized expenses) (see Note 18 – Transactions with related parties and affiliates).

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000 (see Note 18 – Transactions with related parties and affiliates).

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $28,567 (including $67 capitalized expenses) (see Note 18 – Transactions with related parties and affiliates).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500 (see Note 18 – Transactions with related parties and affiliates).

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012 built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from its affiliate, Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766) (see Note 18 – Transactions with related parties and affiliates).

The acquisition of the individual vessels from Navios Holdings (except for the Navios Koyo) and Navios Acquisition was effected through the acquisition of all of the capital stock of the respective vessel-owning companies, which held the ownership and other contractual rights and obligations related to each of the acquired vessels. Management accounted for each acquisition as an asset acquisition under ASC 805.

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000 (see Note 18 – Transactions with related parties and affiliates).

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II (see Note 18 – Transactions with related parties and affiliates).

Sale of Vessels

2022

On December 23, 2022, Navios Partners sold the Perseus N, a 2009-built MR1 Product Tanker vessel of 36,264 dwt, to an unrelated third party, for a net sales price of $18,315. The aggregate net carrying amount of the vessel amounted to $12,607 as of the date of the sale.

On November 17, 2022, Navios Partners sold the Navios Camelia, a 2009-built Panamax vessel of 75,162 dwt, to an unrelated third party, for a net sales price of $14,700. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $204, amounted to $10,142 as of the date of the sale.

On November 14, 2022, Navios Partners sold the Navios Alegria, a 2004-built Panamax vessel of 76,466 dwt, to an unrelated third party, for a net sales price of $10,780. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $735, amounted to $7,338 as of the date of the sale.

On October 25, 2022, Navios Partners sold the Navios Symmetry, a 2006-built Panamax vessel of 74,381 dwt, to an unrelated third party, for a net sales price of $11,466. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $1,683, amounted to $11,673 as of the date of the sale.

On September 21, 2022, Navios Partners sold the Navios Unite, a 2006-built Containership of 8,204 TEU, to an unrelated third party, for a net sales price of $83,125. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $2,619, amounted to $35,835 as of the date of the sale.

On September 12, 2022, Navios Partners sold the Navios Utmost, a 2006-built Containership of 8,204 TEU, to an unrelated third party, for a net sales price of $132,125. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $2,412, amounted to $35,651 as of the date of the sale.

Vessels agreed to be sold

On January 5, 2023, Navios Partners agreed to sell the Navios Prosperity I, a 2007-built Panamax vessel of 75,527 dwt, to an unrelated third party, for a sales price of $13,750. The sale was completed on February 7, 2023.

On December 30, 2022, Navios Partners agreed to sell the Navios Amaryllis, a 2008-built Ultra-Handymax vessel of 58,735 dwt, to an unrelated third party, for a sales price of $15,100. The sale was completed on January 26, 2023. (See Note 23 – Subsequent Events)

On December 19, 2022, Navios Partners agreed to sell the Jupiter N, a 2011-built Post-Panamax vessel of 93,062 dwt, to an unrelated third party, for a sales price of $16,425. The sale was completed on February 3, 2023.

On December 5, 2022, Navios Partners agreed to sell the Nave Polaris, a 2011-built Chemical Tanker vessel of 25,145 dwt, to an unrelated third party, for a sales price of $14,650. The sale was completed on January 24, 2023.

On December 5, 2022, Navios Partners agreed to sell the Nave Cosmos, a 2010-built Chemical Tanker vessel of 25,130 dwt, to an unrelated third party, for a sales price of $13,600. The sale was completed on January 9, 2023.

On December 1, 2022, Navios Partners agreed to sell the Star N, a 2009-built MR1 Product Tanker vessel of 37,836 dwt, to an unrelated third party, for a sales price of $18,100. The sale was completed on January 26, 2023. (See Note 23 – Subsequent Events)

On November 30, 2022, Navios Partners agreed to sell the Nave Dorado, a 2005-built MR2 Product Tanker vessel of 47,999 dwt, to an unrelated third party, for a sales price of $15,625. The sale was completed on January 17, 2023. (See Note 23 – Subsequent Events)

Following the sale of the vessels and the sales agreed to during the year ended December 31, 2022 analyzed above, the aggregate amount of $149,352, including an impairment loss of $7,913 in connection with the committed sales of the Nave Cosmos, the Nave Polaris, the Jupiter N and the Navios Prosperity I, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations and Consolidated Statements of Cash Flows.

2021

On October 29, 2021, Navios Partners sold the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt, to an unrelated third party for a net sales price of $13,465. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $29, amounted to $10,189 as at the date of the sale.

On August 16, 2021, Navios Partners sold the Harmony N, a 2006-built Containership of 2,824 TEU, to an unrelated third party for a net sales price of $28,420.

On August 13, 2021, Navios Partners sold the Navios Azalea, a 2005-built Panamax vessel of 74,759 dwt, to an unrelated third party for a net sales price of $12,610. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry-dock and special survey cost of $777, amounted to $10,137 as at the date of the sale.

On July 31, 2021, Navios Partners sold the Navios Dedication, a 2008-built Containership of 4,250 TEU to an unrelated third party for a net sales price of $33,893.

On March 25, 2021, the Company sold the Joie N, a 2011-built Ultra-Handymax vessel of 56,557 dwt, to an unrelated third party, for a net sales price of $8,190.

On February 10, 2021, the Company sold the Castor N, a 2007-built Containership of 3,091 TEU to an unrelated third party for a net sales price of $8,869.

On January 28, 2021, the Company sold the Solar N, a 2006-built Containership of 3,398 TEU to an unrelated third party for a net sales price of $11,074.

On January 13, 2021, the Company sold the Esperanza N, a 2008-built Containership of 2,007 TEU to an unrelated third party for a net sales price of $4,559.

Following the sale of the vessels during the year ended December 31, 2021, the aggregate net amount of $33,625, was presented under the caption “Gain on sale of vessels, net” in the Consolidated Statements of Operations.

2020

On December 10, 2020, Navios Partners sold the Navios Soleil to an unrelated third party for a net sales price of $8,183. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry dock and special survey cost of $3,108, amounted to $18,163 as at the date of sale. Following the impairment loss of $9,980, recognized as of December 31, 2020, no loss on sale occurred upon the sale of the vessel.

Vessels impairment loss

2022

During the year ended December 31, 2022, an impairment loss of $7,913 was recognized in connection with the committed sales of the Nave Cosmos in January 2023, the Nave Polaris in January 2023, the Jupiter N in February 2023 and the Navios Prosperity I in February 2023, as the carrying amount of each asset group was not recoverable and exceeded its fair value less costs to sell, as described above. Each vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2022.

2021

As of December 31, 2021, events and circumstances did not trigger the existence of potential impairment of the vessels, mainly due to the market improvement. As a result, there was no impairment charge for the year ended December 31, 2021.

2020

In November 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Castor N for a net sales price of $8,869. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of December 31, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $2,026 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020.

In October 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Esperanza N for a net sales price of $4,559. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of September 30, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $1,780 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020. The vessel was sold on January 13, 2021.